Condensed Consolidated Statements of Changes in Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Cash Flows [Abstract]
Write off DFF	$ 5,575	$ 3,094	$ 5,484
Cash received acquisitions	$ 27	$ 209	$ 11,486